Personnel expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Salaries and related expenses included in:
Operating expenses and cost of services	$ 250.9	$ 218.3	$ 145.4
General and administrative	238.8	193.0	115.3
Total personnel expenses	$ 489.7	$ 411.3	$ 260.7